Supplementary Information To Consolidated Statements Of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable	$ (176)	$ (104)
Increase (Decrease) in Income Taxes Receivable	8	(23)
Increase (Decrease) in Inventories	31	88
Increase (Decrease) in Other Current Assets	14	(18)
Increase (Decrease) in Accounts Payable	3	162
Increase (Decrease) in Income Taxes Payable	(17)	14
Increase (Decrease) in Other Current Liabilities	33	15
Increase (Decrease) in Operating Capital, Total	104	(134)
Interest Paid	689	480
Income Taxes Paid, Net	63	57
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Stock Issued During Period, Value, Dividend Reinvestment Plan	166	103
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 0	$ 43